SCHEDULE OF MATURITIES OF OPERATING AND FINANCE LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Leases
2026	$ 711,336
2027	700,893
2028 and after	52,185
Total future minimum lease payments	1,464,414
Less: imputed interest	(53,276)
Present value of operating lease liabilities	1,411,138
Less: current portion	(673,681)	$ (409,502)
Non-current portion	$ 737,457	$ 122,662